Accumulated Statutory Losses available to Offset Future Undistributed Earnings (Detail) - Taiwan $ in Thousands	12 Months Ended
Dec. 31, 2016 USD ($)
Accumulated Statutory Losses [Line Items]
Amount	$ 44,431
Expiring year	indefinite